Equity Transactions - Balance of non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of year	$ 1,763,134	$ 1,509,682	$ 1,507,920
Net proceeds from the Partnership's equity offerings	267,514	278,226	52,299
Dividend declared	(178,028)	(121,071)	(99,207)
Profit for the year	126,398	84,209	28,051
Balance at the end of the year	1,983,122	1,763,134	1,509,682
Non-controlling interests
Balance at beginning of year	845,105	564,039	506,246
Net proceeds from the Partnership's equity offerings	267,514	278,226	52,299
Dividend declared	(87,954)	(65,863)	(44,043)
Profit for the year	78,715	68,703	49,537
Balance at the end of the year	$ 1,103,380	$ 845,105	$ 564,039